Employees' Retirement Benefits (Benefit Payments, which Reflect Expected Future Service) (Detail) - Contract-type Corporate Pension Plan, Defined Benefit ¥ in Millions	Mar. 31, 2016 JPY (¥)
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2017	¥ 11,613
2018	11,405
2019	11,140
2020	11,011
2021	13,137
2022-2026	¥ 68,611